UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-276033-07

Central Index Key Number of the issuing entity: 0002049300

BBCMS Mortgage Trust 2025-C32

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-276033

Central Index Key Number of the depositor: 0001541480

Barclays Commercial Mortgage Securities LLC

(Exact name of depositor as specified in its charter)

Barclays Capital Real Estate Inc.

(Central Index Key Number 0001549574)

Argentic Real Estate Finance 2 LLC

(Central Index Key Number 0001968416)

Starwood Mortgage Capital LLC

(Central Index Key Number 0001548405)

KeyBank National Association

(Central Index Key Number 0001089877)

Societe Generale Financial Corporation

(Central Index Key Number 0001755531)

German American Capital Corporation

(Central Index Key Number 0001541294)

UBS AG

(Central Index Key Number 0001685185)

BSPRT CMBS Finance, LLC

(Central Index Key Number 0001722518)

Bank of Montreal

(Central Index Key Number 0000927971)

Citi Real Estate Funding Inc.

(Central Index Key Number 0001701238)

Greystone Commercial Mortgage Capital LLC

(Central Index Key Number 0001931347)

Zions Bancorporation, N.A.

(Central Index Key Number 0000109380)

Wells Fargo Bank, National Association

(Central Index Key Number 0000740906)

Daniel Schmidt, (212) 526-7000
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

Explanatory Note

This Form ABS-EE/A amends the Form ABS-EE (the “January 21 Form ABS-EE”), filed with the Securities and Exchange Commission on January 21, 2025, with respect to BBCMS Mortgage Trust 2025-C32, Commercial Mortgage Pass-Through Certificates, Series 2025-C32. Effective upon the filing of this Form ABS-EE/A, Exhibits 102 and 103 of the January 21 Form ABS-EE are replaced and superseded in their entirety by Exhibits 102 and 103, respectively, to this Form ABS-EE/A.

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Barclays Commercial Mortgage Securities LLC
(Depositor)

Date: January 28, 2025	/s/ Daniel Schmidt
Daniel Schmidt, Chief Executive Officer

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document